UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21867
Investment Company Act File Number
International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

International Equity Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Automobiles — 5.7%
Bayerische Motoren Werke AG	9,000	$690,724
Fiat SpA	15,300	148,472
Honda Motor Co., Ltd. ADR	10,000	435,400
Nissan Motor Co., Ltd.	48,000	485,641

		$1,760,237

Beverages — 2.6%
Anheuser-Busch InBev NV ADR	4,700	$259,957
Central European Distribution Corp.(1)	11,000	252,340
Fomento Economico Mexicano SA de CV ADR	5,300	281,271

		$793,568

Capital Markets — 1.8%
3i Group PLC	40,000	$198,338
UBS AG(1)	19,400	347,345

		$545,683

Chemicals — 4.3%
Agrium, Inc.	7,200	$636,408
BASF SE	9,000	692,856

		$1,329,264

Commercial Banks — 12.4%
Banco Bradesco SA ADR	15,300	$289,476
Barclays PLC	73,000	341,893
BNP Paribas	8,200	612,036
BOC Hong Kong Holdings, Ltd.	131,000	423,579
DBS Group Holdings, Ltd. ADR	17,700	832,785
HSBC Holdings PLC	30,000	327,092
Industrial & Commercial Bank of China, Ltd., Class H	418,000	312,836
Resona Holdings, Inc.	36,000	185,832
Societe Generale	7,600	490,907

		$3,816,436

Communications Equipment — 0.6%
AAC Acoustic Technologies Holdings, Inc.	64,000	$174,737

		$174,737

Diversified Financial Services — 1.4%
ORIX Corp.	4,500	$444,675

		$444,675

Diversified Telecommunication Services — 3.4%
BT Group PLC	193,500	$544,756
Koninklijke KPN NV	31,000	487,881

		$1,032,637

Electric Utilities — 0.8%
Hongkong Electric Holdings, Ltd.	40,000	$252,929

		$252,929

Electrical Equipment — 1.1%
ABB, Ltd. ADR(1)	14,200	$336,114

		$336,114

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.4%
FUJIFILM Holdings Corp.	24,300	$879,516
Hon Hai Precision Industry Co., Ltd.	41,160	175,605

		$1,055,121

Energy Equipment & Services — 2.5%
OAO TMK GDR(1)	22,800	$458,740
Precision Drilling Corp.(1)	30,400	319,504

		$778,244

Food Products — 3.0%
Nestle SA ADR	17,000	$921,740

		$921,740

Hotels, Restaurants & Leisure — 1.7%
Carnival PLC	5,100	$232,357
InterContinental Hotels Group PLC	14,400	303,675

		$536,032

Household Durables — 1.0%
Sony Corp.	9,000	$309,703

		$309,703

Household Products — 1.2%
Henkel AG & Co. KGaA	7,000	$360,309

		$360,309

Industrial Conglomerates — 7.5%
Cookson Group PLC(1)	50,000	$531,817
Keppel Corp., Ltd. ADR	70,200	1,290,978
Siemens AG ADR	3,800	487,958

		$2,310,753

Insurance — 0.9%
Zurich Financial Services AG	1,000	$273,416

		$273,416

Machinery — 3.5%
Atlas Copco AB	11,000	$239,358
Fiat Industrial SpA(1)	12,800	173,236
Volvo AB(1)	38,900	674,253

		$1,086,847

Media — 1.5%
Focus Media Holding, Ltd. ADR(1)	18,000	$448,380

		$448,380

Metals & Mining — 7.3%
Anglo American PLC ADR	19,663	$483,120
BHP Billiton PLC ADR	5,000	383,550
Thompson Creek Metals Co., Inc.(1)	35,100	475,254
Vale SA ADR	29,000	898,420

		$2,240,344

Office Electronics — 2.0%
Canon, Inc.	12,200	$600,529

		$600,529

Oil, Gas & Consumable Fuels — 9.3%
Afren PLC(1)	70,000	$162,679
CNOOC, Ltd.	173,000	385,537
HRT Participacoes em Petroleo SA(1)	350	381,715
Petroleo Brasileiro SA ADR	10,300	342,475
Rosneft Oil Co. GDR	63,300	541,510

Security	Shares	Value
Statoil ASA ADR	13,191	$322,124
Total SA ADR	12,200	716,994

		$2,853,034

Pharmaceuticals — 7.9%
AstraZeneca PLC ADR	8,600	$420,540
Genomma Lab Internacional SA de CV(1)	90,000	228,134
GlaxoSmithKline PLC ADR	11,200	406,896
Novartis AG ADR	15,000	837,900
Novo Nordisk A/S, Class B	1,800	202,662
Sanofi-Aventis	4,800	328,045

		$2,424,177

Real Estate Management & Development — 1.6%
Brasil Brokers Participacoes SA	32,400	$157,437
Raven Russia, Ltd.	324,251	345,402

		$502,839

Semiconductors & Semiconductor Equipment — 0.6%
Infineon Technologies AG(1)	16,000	$169,492

		$169,492

Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SA	1,000	$156,048

		$156,048

Tobacco — 3.1%
British American Tobacco PLC ADR	12,800	$948,736

		$948,736

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	9,000	$251,252
Mitsui & Co., Ltd.	36,000	607,664

		$858,916

Wireless Telecommunication Services — 3.1%
Turkcell Iletisim Hizmetleri AS ADR	32,000	$494,720
Vodafone Group PLC ADR	16,600	470,776

		$965,496

Total Common Stocks (identified cost $24,692,968)		$30,286,436

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$729	$728,847

Total Short-Term Investments (identified cost $728,847)		$728,847

Total Investments — 100.9% (identified cost $25,421,815)		$31,015,283

Other Assets, Less Liabilities — (0.9)%		$(268,141)

Net Assets — 100.0%		$30,747,142

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $93.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	18.7%	$5,756,225
Japan	13.7	4,200,212
Switzerland	8.8	2,716,515
Germany	7.8	2,401,339
France	7.5	2,304,030
Singapore	6.9	2,123,763
Brazil	6.7	2,069,523
Canada	4.7	1,431,166
Russia	4.4	1,345,652
China	3.7	1,146,753
Sweden	3.0	913,611
Hong Kong	2.8	851,245
United States	2.4	728,847
Mexico	1.7	509,405
Turkey	1.6	494,720
Netherlands	1.6	487,881
Norway	1.0	322,124
Italy	1.0	321,708
Belgium	0.8	259,957
Poland	0.8	252,340
Denmark	0.7	202,662
Taiwan	0.6	175,605

Total Investments	100.9%	$31,015,283

The Portfolio did not have any financial instruments outstanding at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,533,864

Gross unrealized appreciation	$5,802,666
Gross unrealized depreciation	(321,247)

Net unrealized appreciation	$5,481,419

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$883,780	$2,326,620		$—	$3,210,400
Consumer Staples	2,664,044	360,309		—	3,024,353
Energy	2,082,812	1,548,466		—	3,631,278
Financials	1,625,100	3,957,949		—	5,583,049
Health Care	1,893,470	530,707		—	2,424,177
Industrials	2,288,286	2,304,344		—	4,592,630
Information Technology	—	1,999,879		—	1,999,879
Materials	2,876,752	692,856		—	3,569,608
Telecommunication Services	965,496	1,032,637		—	1,998,133
Utilities	252,929	—		—	252,929

Total Common Stocks	$15,532,669	$14,753,767	*	$—	$30,286,436

Short-Term Investments	—	728,847		—	728,847

Total Investments	$15,532,669	$15,482,614		$—	$31,015,283

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On March 14, 2011 the Board of Trustees of Eaton Vance Mutual Funds Trust approved the liquidation and termination of the Fund. Effective after the close of business on April 21, 2011, shares of the Fund will no longer be available for purchase or exchange, subject to limited exceptions. The Fund is expected to be liquidated on or about April 27, 2011.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011